Consolidated income statements - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Profit (loss) [abstract]
Net sales	€ 42,997	€ 37,761		€ 36,041	[1]
Other revenues	2,392	1,414		1,328	[1]
Cost of sales	(13,695)	(12,255)		(12,159)	[1]
Gross profit	31,694	26,920		25,210	[1]
Research and development expenses	(6,706)	(5,692)		(5,530)	[1]
Selling and general expenses	(10,492)	(9,555)		(9,391)	[1]
Other operating income	1,969	859		697	[1]
Other operating expenses	(2,531)	(1,805)		(1,415)	[1]
Amortization of intangible assets	(2,053)	(1,580)		(1,681)	[1]
Impairment of intangible assets	454	(192)		(330)	[1]
Fair value remeasurement of contingent consideration	27	(4)		124	[1]
Restructuring costs and similar items	(1,336)	(820)		(1,089)	[1]
Other gains and losses, and litigation	(370)	(5)		136	[1]
Gain on Regeneron investment arising from transaction of May 29, 2020	0	0		7,382	[1]
Operating income	10,656	8,126		14,113	[1]
Financial expenses	(440)	(368)		(388)	[1]
Financial income	206	40		53	[1]
Income before tax and investments accounted for using the equity method	10,422	7,798		13,778	[1]
Income tax expense	(2,006)	(1,558)		(1,807)	[1]
Share of profit/(loss) from investments accounted for using the equity method	68	39		359	[1]
Net income	8,484	6,279	[2]	12,330	[3]
Net income attributable to non-controlling interests	113	56	[2]	36	[2],[4]
Net income attributable to equity holders of Sanofi	€ 8,371	€ 6,223	[2]	€ 12,294	[1]
Average number of shares outstanding (in shares)	1,251.9	1,252.5		1,253.6	[1]
Average number of shares after dilution (in shares)	1,256.9	1,257.9		1,260.1	[1]
Basic earnings per share (in euros per share)	€ 6.69	€ 4.97		€ 9.81	[1]
Diluted earnings per share (in euros per share)	€ 6.66	€ 4.95		€ 9.76	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[4]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.